Transactions with Related Parties and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Related Parties and Parties-in-Interest	Transactions with Related Parties and Parties-in-Interest
Certain investments that are held by the Plan are investment funds managed by Fidelity Investments. Fidelity Management Trust Company, a subsidiary of Fidelity Investments, is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions.
The Plan invests in the common stock of the Company. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. During 2025, the Plan received $97,945 in cash dividends from investments in common stock of the Company.
During 2025, the Plan had the following transactions related to shares of Materion Corporation Common Stock:

Purchases	$3,984,391
Sales	$8,235,775
The Plan has arrangements with various service providers and these arrangements qualify as party in interest transactions.